DERIVATIVE INSTRUMENTS - Schedule of Offsetting Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Total derivative assets
Gross amount of derivative instruments	$ 6,234	$ 1,693
Counterparty netting	(3,169)	(82)
Cash collateral	(2,894)	(1,548)
Net amount presented on the statements of financial position	171	63
Collateral (received) pledged in invested assets	(41)	(28)
Net amount after collateral	130	35
Total derivative liabilities
Gross amount of derivative instruments	(5,016)	(119)
Counterparty netting	3,169	82
Cash collateral	1,271	0
Net amount presented on the statements of financial position	(576)	(37)
Collateral (received) pledged in invested assets	444	0
Net amount after collateral	(132)	(37)
Excluding collateral held in excess	25	115
Excluding initial margin	$ 105	$ 64